Advantus Fixed Income and Blended Funds
And
Advantus Equity Funds

Prospectus Supplement dated August 20, 2003 to the Advantus Fixed Income and Blended Funds Prospectus dated January 31, 2003 as supplemented April 24, 2003, June 18, 2003 and August 8, 2003 and to the Advantus Equity Funds Prospectus dated November 29, 2002, as supplemented February 3, 2003, April 24, 2003, June 18, 2003 and August 8, 2003


I.	The portfolio manager information for the Bond, Money Market and
Mortgage Securities Funds which appears in the table on page 24 of the Advantus Fixed Income and Blended Funds Prospectus is amended to read as follows:





Fund



Portfolio
Manager and
Title



Primary
Portfolio
Manager Since




Business Experience During Past
Five Years
Bond
Christopher R.
Sebald
Portfolio
Manager
August 14,
2003
Senior Vice President and Lead
Portfolio Manager, Total Return
Fixed Income, Advantus Capital,
since August, 2003; Senior Vice
President and Portfolio manager,
AEGON USA Investment Management,
2000 through July 2003; Director
of Portfolio Management, GMAC-
RFC, January 1998 through July
2000
Money
Market
Tom Houghton
Portfolio
Manager
August 18,
2003
Vice President and Portfolio
Manager, Total Return Fixed
Income, Advantus Capital, since
August 2003; Senior Investment
Officer, Advantus Capital, April
2002 to August 2003; Senior
Securities Analyst, Public
Corporate Bonds, Advantus
Capital, July 2001 through March
2002; Senior Investment Officer,
Public Corporate Bonds, Advantus
Capital, July 1999 to June 2001;
Head of Fixed Income Trading,
Advantus Capital, January 1998 to
June 1999.
Mortgage
Securitie
s
Christopher R.
Sebald
Portfolio
Manager
August 14,
2003
Senior Vice President and Lead
Portfolio Manager, Total Return
Fixed Income, Advantus Capital,
since August, 2003; Senior Vice
President and Portfolio manager,
AEGON USA Investment Management,
2000 through July 2003; Director
of Portfolio Management, GMAC-
RFC, January 1998 through July
2000

II.	The portfolio manager information for the Cornerstone Fund which appears on page 31 of the Advantus Equity Funds Prospectus is amended to read as follows:



Fund

Portfolio
Manager and
Title

Primary
Portfolio
Manager Since


Business Experience During Past
Five Years
Cornersto
ne
Matthew T.
Norris
Portfolio
Manager
July 21, 2003
Portfolio Manager with Waddell &
Reed Ivy Investment Company since
July 2003; Portfolio Manager from
January 2000 to June 2003, and
Analyst from December 1997 to
January 2000, with Advantus
Capital.

Investors should retain this supplement for future reference.
F. 59559 8-2003